SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

Form 13F

Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2003

Check here if Amendment  [  ]:  Amendment Number:
This Amendment  (Check only one);    [  ]  is a restatement
				          [  ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Northern Capital Management
Address:  8018 Excelsior Drive, Suite 300
	    Madison, WI  53717

Form 13F File Number:  28-1245

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person signing this report on Behalf of Reporting Manager:

Name:  Stephen L. Hawk
Title:    Chairman & Chief Executive Officer
Phone:  (608) 831-8018

Signature, Place and date of signing:

	Stephen L. Hawk		Madison, WI			October 2, 2003
    [Signature]			 [City, State]			          [Date]

Report Type  (Check only one):

[ X]	13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report).
[    ]	13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[    ]	13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of other Managers reporting for this Manager:  NONE

Institutional Investment Manager Filing this Report:

Name:      Northern Capital Management
Address:  8018 Excelsior Drive, Suite 300
	    Madison, WI  53717

Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:		NONE

Form 13F Information Table Entry Total:	118

Form 13F Information Table Value Total:	1,245,156
			   (thousands)

FORM 13F INFORMATION TABLE

                                              Value    Shares/    Invesment         - - -VOTING AUTHORITY - - -
NAME OF ISSUER       TITLE OF CLASS CUSIP     $(000)   PRN AMT    Discretion Mngr   Sole      Shared   None
-------------------- -------------- --------- -------- ---------- ---------- ------ --------- -------- --------
Advanced Fibre Comm. Common         00754A105    1,617     77,175 SOLE                 25,550            51,625
Aflac Inc.           Common         001055102      209      6,475 SOLE                      0             6,475
Allergan, Inc        Common         018490102   42,494    539,745 SOLE                391,285           148,460
Ambac Fin. Grp.      Common         023139108    2,815     43,990 SOLE                 42,965             1,025
Amer. Int'l Grp.     Common         026874107   41,731    723,241 SOLE                537,306           185,935
American Standard    Common         029712106   13,905    165,050 SOLE                110,750            54,300
Amgen, Inc           Common         031162100   18,740    290,450 SOLE                209,975            80,475
Amphenol Corp.       Class A        032095101    4,023     77,300 SOLE                 45,800            31,500
Anadarko Petroleum   Common         032511107    1,125     26,950 SOLE                 26,075               875
Anchor BanCorp.      Common         032839102      305     13,000 SOLE                 13,000                 0
Anheuser Busch Co.   Common         035229103   24,300    492,500 SOLE                357,975           134,525
AOL Time Warner      Common         00184A105   20,698  1,369,795 SOLE              1,048,864           320,931
Applied Materials    Common         038222105   14,869    820,137 SOLE                599,512           220,625
B.J. Services        Common         055482103   18,099    529,688 SOLE                384,713           144,975
Baxter International Common         071813109   24,844    854,915 SOLE                636,985           217,930
BEA Systems, Inc.    Common         073325102   21,362  1,774,288 SOLE              1,249,013           525,275
Biomet Inc.          Common         090613100    1,715     51,200 SOLE                 16,850            34,350
Biovail Corp Intl    Common         09067J109    4,276    115,100 SOLE                 85,150            29,950
Boston Scientific    Common         101137107    2,787     43,685 SOLE                 42,325             1,360
Brinker Intl Inc.    Common         109641100    1,534     45,975 SOLE                 15,250            30,725
Bristol Myers Squib  Common         110122108    1,966     76,624 SOLE                 71,599             5,025
CDW Corp.            Common         125129106    3,933     68,280 SOLE                 46,280            22,000
Cardinal Health Inc. Common         14149Y108   18,828    322,446 SOLE                235,796            86,650
Carlisle Cos.        Common         142339100    1,408     32,275 SOLE                 10,675            21,600
Cendant Corporation  Common         151313103   39,329  2,104,270 SOLE              1,597,465           506,805
Chiron Corp          Common         170040109      982     18,950 SOLE                  6,250            12,700
Citigroup, Inc.      Common         172967101   13,519    297,045 SOLE                234,133            62,912
Colgate Palmolive    Common         194162103    1,511     27,030 SOLE                 26,220               810
Comcast Corp.        Common         20030N200      466     15,725 SOLE                 15,100               625
Commerce Bancorp Inc Common         200519106    4,599     96,000 SOLE                 55,675            40,325
Conocophillips       Common         20825C104      661     12,082 SOLE                 11,457               625
Constellation Brands Class A        21036P108    1,486     48,725 SOLE                 16,125            32,600
Crescent RE, Inc.    Common         225756105    2,438    168,150 SOLE                 94,000            74,150
Cytyc Corp           Common         232946103    3,516    234,250 SOLE                134,075           100,175
D S T Systems        Common         233326107    1,594     42,400 SOLE                 41,110             1,290
Dean Foods Co.       Common         242370104    2,684     86,503 SOLE                 57,346            29,157
Dell Computer Corp   Common         247025109   25,454    761,640 SOLE                555,715           205,925
Devon Energy Corp    Common         25179M103   17,959    372,675 SOLE                271,225           101,450
Dun & Bradstreet     Common         26483E100    3,559     85,675 SOLE                 56,125            29,550
Ecolab Inc.          Common         278865100    1,363     53,975 SOLE                 17,850            36,125
Emulex Corp          Common         292475209    1,916     75,225 SOLE                 24,800            50,425
Express Scripts Inc  Common         302182100    1,523     24,925 SOLE                  8,250            16,675
Exxon Mobil          Common         30231G102      235      6,421 SOLE                  6,296               125
First Data Corp.     Common         319963104    4,028    100,792 SOLE                 98,497             2,295
Fiserv, Inc.         Common         337738108   21,777    600,087 SOLE                418,167           181,920
Flextronics Intl     Common         Y2573F102   27,239  1,915,540 SOLE              1,396,150           519,390
Forest Laboratories  Common         345838106   39,178    761,485 SOLE                562,900           198,585
Genentech Inc.       Common         368710406    1,968     24,560 SOLE                 24,200               360
General Dynamics     Common         369550108   23,752    304,279 SOLE                227,869            76,410
General Electric     Common         369604103   30,841  1,034,587 SOLE                784,763           249,824
Gilead Sciences      Common         375558103    1,168     20,850 SOLE                  6,900            13,950
Gillette Company     Common         375766102      299      9,337 SOLE                  8,737               600
H & R Block, Inc.    Common         093671105    2,509     58,155 SOLE                 56,655             1,500
Hewlett Packard Co   Common         428236103   19,926  1,029,235 SOLE                768,650           260,585
Home Depot, Inc.     Common         437076102   24,071    755,770 SOLE                564,790           190,980
Intel Corporation    Common         458140100   42,149  1,531,571 SOLE              1,130,450           401,121
Intuit Inc.          Common         461202103   24,560    509,130 SOLE                358,915           150,215
Invitrogen Corp.     Common         46185R100    1,583     27,325 SOLE                  9,025            18,300
Ishares Nasdaq Biote Common         464287556    4,223     58,860 SOLE                 56,915             1,945
Ivax Corporation     Common         465823102    1,721     87,800 SOLE                 29,100            58,700
Jabil Circuit, Inc.  Common         466313103    4,946    189,850 SOLE                 99,325            90,525
Jefferson Pilot Corp.Common         475070108    1,410     31,775 SOLE                 14,550            17,225
Johnson & Johnson    Common         478160104   33,031    667,025 SOLE                474,175           192,850
Kohls Corporation    Common         500255104   28,289    528,765 SOLE                394,405           134,360
L 3 Communications   Common         502424104    1,078     24,925 SOLE                  8,225            16,700
Lauder, Estee Co.    Class A        518439104   19,133    561,075 SOLE                392,200           168,875
Liberty Media Corp   Common Ser. A  530718105   32,052  3,214,821 SOLE              2,434,399           780,422
Lincare Holdings     Common         532791100    2,799     76,125 SOLE                 25,175            50,950
Lowes Cos. Inc.      Common         548661107   13,530    260,685 SOLE                201,690            58,995
M G I C Investment   Common         552848103    3,210     61,650 SOLE                 29,675            31,975
Mandalay Resort      Common         562567107    1,608     40,600 SOLE                 13,750            26,850
Marshall & Ilsley    Common         571834100      574     18,225 SOLE                 18,000               225
MBNA Corporation     Common         55262L100   15,188    666,158 SOLE                513,064           153,094
McKesson HBOC, Inc   Common         58155Q103    4,231    127,110 SOLE                110,880            16,230
Medtronic Inc        Common         585055106   13,922    296,725 SOLE                214,725            82,000
Mercury Interactive  Common         589405109    1,504     32,975 SOLE                 10,900            22,075
Microchip Tech.Inc   Common         595017104   16,389    684,004 SOLE                484,900           199,104
Microsoft Corp.      Common         594918104   51,738  1,861,073 SOLE              1,379,573           481,500
Mineral Tech Inc.    Common         603158106    1,391     27,325 SOLE                  9,100            18,225
National-Oilwell     Common         637071101    1,901    104,800 SOLE                 34,425            70,375
NY Community Bancorp Common         649445103    1,711     54,287 SOLE                 17,881            36,406
Nextel Comm. Inc.    Class A        65332V103   15,701    796,600 SOLE                572,450           224,150
Noble Drilling       Common         G65422100    1,994     58,675 SOLE                 19,225            39,450
Omnicare Inc.        Common         681904108    1,650     45,750 SOLE                 15,075            30,675
Omnicom Group, Inc   Common         681919106   18,441    256,655 SOLE                197,715            58,940
O'Reilly Automotive  Common         686091109    1,044     28,375 SOLE                  9,400            18,975
Paychex, Inc.        Common         704326107      538     15,768 SOLE                 15,568               200
Pentair, Inc.        Common         709631105    1,779     44,625 SOLE                 16,150            28,475
Pepsico, Inc.        Common         713448108   30,604    667,777 SOLE                494,558           173,219
Pfizer, Inc.         Common         717081103   45,087  1,484,094 SOLE              1,118,011           366,083
Precision Castparts  Common         740189105    2,840     80,900 SOLE                 60,450            20,450
Proctor & Gamble     Common         742718109      727      7,828 SOLE                  7,828                 0
Qlogic Corp.         Common         747277101    1,366     29,075 SOLE                  9,550            19,525
Qualcomm Inc.        Common         747525103   36,159    867,540 SOLE                648,220           219,320
Quest Diagonstics    Common         74834L100   25,505    420,601 SOLE                297,725           122,876
Royal Dutch Petro.   NY Reg EUR .56 780257804      300      6,785 SOLE                  6,652               133
Russell 2000 Growth  Common         464287648      305      5,800 SOLE                  5,800                 0
Schwab Corp, Charles Common         808513105    3,030    254,390 SOLE                245,475             8,915
Sicor Inc.           Common         825846108      910     47,150 SOLE                 15,700            31,450
Skyworks Solutions   Common         83088M102    1,509    165,775 SOLE                 54,900           110,875
Sonic Corp           Common         835451105    1,052     41,750 SOLE                 14,200            27,550
Staples Inc.         Common         855030102    1,890     79,275 SOLE                 26,025            53,250
State Street Corp.   Common         857477103   25,873    574,965 SOLE                419,225           155,740
Steris Corp          Common         859152100    2,081     90,400 SOLE                 29,600            60,800
Stryker Corp         Common         863667101   23,363    310,225 SOLE                232,125            78,100
Synopsys, Inc.       Common         871607107    1,536     49,700 SOLE                 16,500            33,200
Synovus Financial    Common         87161C105    2,311     92,485 SOLE                 90,775             1,710
Target Corporation   Common         87612E106      295      7,850 SOLE                  7,450               400
The Cheesecake Facto Common         163072101    1,798     49,525 SOLE                 16,300            33,225
Thermo Electron      Common         883556102    1,419     65,400 SOLE                 21,575            43,825
Veritas Software     Common         923436109      302      9,599 SOLE                  8,749               850
Walgreen Company     Common         931422109   25,291    825,425 SOLE                623,944           201,481
Walmart Stores       Common         931142103      298      5,330 SOLE                  5,330                 0
Washington Mutual    Common         939322103   30,337    770,550 SOLE                581,653           188,897
Weatherford Intl.    Common         G95089101    2,040     53,985 SOLE                 51,265             2,720
WebMD Corp           Common         94769M105    1,156    129,175 SOLE                 46,750            82,425
Wyeth                Common         983024100      307      6,650 SOLE                  6,650                 0
XTO Energy           Common         98385X106    1,314     62,600 SOLE                 20,575            42,025

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